Derivatives and Hedge Accounting Activities (Schedule of Amounts Recorded on Balance Sheet Related to Cumulative Basis Adjustments for Fair Value Hedges) (Detail) - Designated as Hedging Instrument - Fair Value Hedging - Long-term Debt - USD ($)
$ in Millions
	Mar. 31, 2019	Dec. 31, 2018
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Carrying Amount of the Hedged Asset (Liability)	$ (739)	$ (731)
Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets(Liabilities)	$ 11	$ 19